Business Combination - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill		$ 35,778,000	$ 35,778,000
Other intangible assets		$ 7,608,000	$ 9,351,000
Common stock, par value		$ 0.0001	$ 0.0001
Aggregate gross proceeds		$ 60,781,000
Common stock, shares issued		85,743,994	59,853,276
Common stock, shares outstanding		85,743,994	59,853,276
Offering costs		$ 14,226,000
Common Stock
Business Acquisition [Line Items]
Shares purchased		25,861,471
Aggregate gross proceeds		$ 3,000
Private Placement Warrants
Business Acquisition [Line Items]
Shares underlying warrants		5,432,237	0
Public Warrants
Business Acquisition [Line Items]
Shares underlying warrants		10,541,667	0
Seller's Earn-Out
Business Acquisition [Line Items]
Shares underlying warrants		15,973,904
Subscription Agreements | PIPE Investors
Business Acquisition [Line Items]
Aggregate gross proceeds	$ 121,500,000
Subscription Agreements | PIPE Investors | Class A Common Stock
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
Shares purchased	12,150,000
Purchase price per share	$ 10.00
Legacy AdTheorent
Business Acquisition [Line Items]
Business combination agreement date	Jul. 27, 2021
Goodwill	$ 0
Other intangible assets	0
Cash consideration	$ 81,065,000
Business combination shares issued upon conversion	59,882,523
Number of business days following the achievement of the Seller's Earn-out Target	10 days
Sellers Earn out Consideration Payable In Cash	$ 95,000,000
Deferred underwriters' fees	11,069,000
Offering costs		$ 7,992,000
Management bonus received	$ 5,000,000
Legacy AdTheorent | Common Stock
Business Acquisition [Line Items]
Offering costs		1,919,000
Legacy AdTheorent | Seller's Earn-Out
Business Acquisition [Line Items]
Share price	$ 14.00
Business combination shares issued upon conversion	6,785,714
VWAP common stock per share	$ 14.00
Number of trading days for volume weighted average price of company common stock	20 days
Number of consecutive trading days for volume weighted average price of company common stock	30 days
Offering costs		$ 6,073,000
Business acquisition nonassessable share price	$ 14.00
Earn-Out consideration payable to unvested exchanged options or units	$ 0
Earn-Out consideration payout period for exchanged options or units holders	30 days
MCAP
Business Acquisition [Line Items]
Business combination agreement date		Jul. 27, 2021
Common stock, conversion basis	Pursuant to the Company’s prior amended and restated certificate of incorporation, each issued and outstanding share of Class B Common Stock, par value $0.0001 per share (the “Class B Common Stock”), converted into one share of Class A Common Stock, at the Closing.
MCAP | Common Stock
Business Acquisition [Line Items]
Business combination shares issued upon conversion	13,711,471
MCAP | Class B Common Stock
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
MCAP | Sponsor Support Agreement | Common Stock
Business Acquisition [Line Items]
Shares held in escrow subject to earnout targets	598,875
MCAP | Sponsor Support Agreement | First Level Escrow Shares
Business Acquisition [Line Items]
Number of trading days for volume weighted average price of company common stock	20 days
Number of consecutive trading days for volume weighted average price of company common stock	30 days
Shares held in escrow subject to earnout targets	299,438
Escrow shares holding period	3 years
Fair value at initial measurement	$ 8.16
MCAP | Sponsor Support Agreement | Second Level Escrow Shares
Business Acquisition [Line Items]
VWAP common stock per share	$ 13.50
Number of trading days for volume weighted average price of company common stock	20 days
Number of consecutive trading days for volume weighted average price of company common stock	30 days
Shares held in escrow subject to earnout targets	299,437
Escrow shares holding period	3 years
Fair value at initial measurement	$ 7.65
MCAP | Sponsor Support Agreement | Class A Common Stock | First Level Escrow Shares
Business Acquisition [Line Items]
VWAP common stock per share	12.00
MCAP Warrants Conversion and Escrow Warrants
Business Acquisition [Line Items]
VWAP common stock per share	$ 14.00
Number of trading days for volume weighted average price of company common stock	20 days
Number of consecutive trading days for volume weighted average price of company common stock	30 days
Shares held in escrow subject to earnout targets	551,096
MCAP Warrants Conversion and Escrow Warrants | Private Placement Warrants
Business Acquisition [Line Items]
Shares underlying warrants	5,432,237
MCAP Warrants Conversion and Escrow Warrants | Public Warrants
Business Acquisition [Line Items]
Shares underlying warrants	10,541,667